Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.	Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2023	2024
	(in thousands)
Computer and software	$3,176	$3,902
Furniture and office equipment	1,836	2,519
Leasehold improvements	9,631	10,557
Property and equipment, gross	14,643	16,978
Less: accumulated depreciation and amortization	(4,407)	(6,538)
Property and equipment, net	$10,236	$10,440

Depreciation and amortization expense were $1,585, $1,788 and $2,131 for the years ended December 31, 2022, 2023 and 2024, respectively. During the year ended December 31, 2023, the Company wrote off $105 of fully depreciated assets.